Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Global Balanced Fund
Entity Central Index Key	0001505612
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
American Funds Global Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class A
Trading Symbol	GBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.81% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fun
d
statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class C
Trading Symbol	GBLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.56% *
*Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund stat
is
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class T
Trading Symbol	TFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 27	0.55% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-1
Trading Symbol	GBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.86% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-2
Trading Symbol	GBLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 29	0.59% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
at
istics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class F-3
Trading Symbol	GFBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 23	0.47% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund
sta
tistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-A
Trading Symbol	CBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.84% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fu
n
d statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-C
Trading Symbol	CBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 80	1.60% *
*Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-E
Trading Symbol	CBFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder repor t contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 53	1.07% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund s
tatist
ics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-T
Trading Symbol	TFBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.60% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund s
tat
istics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-1
Trading Symbol	CBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.67% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fu
nd
statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-2
Trading Symbol	FFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.58% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class 529-F-3
Trading Symbol	FFBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 26	0.53% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-1
Trading Symbol	RGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 77	1.54% *
*Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund sta
tis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2
Trading Symbol	RGBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 78	1.56% *
*Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund sta
tis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-2E
Trading Symbol	RGGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder repor t contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 64	1.28% *
*Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund n et as sets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-3
Trading Symbol	RGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 55	1.11% *
*Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-4
Trading Symbol	RGBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund sta
tistic
s
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5E
Trading Symbol	RGBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 31	0.63% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund st
atis
tics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-5
Trading Symbol	RGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 26	0.53% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Balanced Fund
Class Name	Class R-6
Trading Symbol	RGBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Balanced Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 23	0.47% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 25,936,000,000
Holdings Count | Holding	1,082
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,936
Total number of portfolio holdings	1,082
Portfolio turnover rate including mortgage dollar roll transactions	32%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.